Stated capital (Tables)	12 Months Ended
Dec. 31, 2024
Stated capital
Schedule of stated capital

			Stated
			capital net
	Number of	Stated	of issue
	shares	capital	costs (a)
	000’s	$'000	$'000

At January 1, 2022	327,820	5,253,508	5,223,484
Shares issued on exercise of options	4,100	88,469	88,469
At December 31, 2022	331,920	5,341,977	5,311,953

Shares issued on exercise of options	2,478	92,896	92,896
Shares repurchased and canceled through buyback program	(1,879)	(10,037)	(10,037)
At December 31, 2023	332,519	5,424,836	5,394,812

Shares issued on exercise of options	922	8,327	8,327
At December 31, 2024	333,441	5,433,163	5,403,139

As of December 31, 2024, stated capital was made up of share capital of $100,032,281 and share premium of $5,303,107,140.